RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

Due from related parties consists of receivables of $416,750 and $416,750, from Mag Mile Capital LLC as of September 30, 2023 and December 31, 2022, respectively, and amounts due from companies related to the CEO of $65,800 and $65,800, respectively.

During the nine months ended September 30, 2023, Reddington Partners LLC, a majority shareholder, advanced the Company $23,256 to pay for general operating expenses. As of September 30, 2023 and December 31, 2022, the Company owes Reddington Partners LLC, a total of $85,709 and $62,453, respectively, for advances to the Company. The advances are non-interest bearing and due on demand. In addition, as of September 30, 2023 and December 31, 2022, the Company has a loan payable due to Mag Mile Capital LLC of $40,000 and $40,000, respectively.

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3% which we believe is a market rate for this space (Note 9).

Per the terms of Mr. Shah’s employment agreement, he received between 50% and 75% of all revenue from commercial real estate mortgage financing for which he is the procuring cause, before the merger took place. For the one and nine months ended September 30, 2023 and 2022, Mr. Shah earned commissions of $533,750 and $495,625, respectively. For the three months ended September 30, 2023 and 2022, Mr. Shah earned commissions of $35,750 and $226,800, respectively. Per the terms of the new employment contract dated March 31, 2023, Mr. Shah’s commission is limited to 55%, resulting in a decrease of commission expense.

NOTE 5. DUE FROM RELATED PARTY

Due from related party consist of Receivables of $416,750 from Mag Mile Capital LLC and $0 as of December 31, 2022, and 2021 respectively, and Owners drawing and payments for owners’ personal expenses of $89,706 and $1,184 as of December 31, 2022, and 2021 respectively and $4,012 from Revir Capital LLC as of December 31, 2022.